Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Retirement Savings Plan for Hourly Employees of Alcoa USA Corp.

EIN #37-1808900, Plan 004

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost	Current Value
*	Savings Plans Master Trust for Alcoa USA Corporation	Investment in Savings Plans Master Trust for Alcoa USA Corporation	**	$260,651,514
*	Participant loans	Interest rates range from 4.25% to 9.50%; loans due at various maturity dates from less than one year to 25 years	**	5,831,702
				$266,483,216

* A party-in-interest as defined by ERISA.

** Cost omitted for participant-directed investments.

EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Retirement Savings Plan for Salaried Employees of Alcoa USA Corp.

EIN #37-1808900, Plan 003

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost	Current Value
*	Savings Plans Master Trust for Alcoa USA Corporation	Investment in Savings Plans Master Trust for Alcoa USA Corporation	**	$440,734,309
*	Participant loans	Interest rates range from 4.25% to 9.50%; loans due at various maturity dates from less than one year to 25 years	**	1,729,935
				$442,464,244

* A party-in-interest as defined by ERISA.

** Cost omitted for participant-directed investments.